Operating Segment and Geographic Information	12 Months Ended
Mar. 31, 2013
Operating Segment and Geographic Information

(20) Operating Segment and Geographic Information

Advantest manufactures and sells semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products. Advantest’s organizational structure consists of three reportable operating segments, which are the design, manufacturing, and sale of semiconductor and component test systems, mechatronics systems and services, support and others. These reportable operating segments are determined based on the nature of the products and the markets. Segment information is prepared on the same basis that Advantest’s management reviews financial information for operational decision making purposes.

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products, for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Fundamental research and development activities and headquarters functions are represented by Corporate.

Reportable operating segment information during the years ended March 31, 2011, 2012 and 2013 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income					6,111

Expenditures for additions to long-lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income					837

Expenditures for additions to long-lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226

As of and for the year ended March 31, 2013:
Net sales to unaffiliated customers	¥99,719	13,107	20,077	—	132,903
Inter-segment sales	1,400	546	—	(1,946)	—

Net sales	101,119	13,653	20,077	(1,946)	132,903
Depreciation and amortization	3,423	486	3,690	464	8,063
Operating income (loss) before stock option compensation expenses	10,956	(4,614)	775	(6,176)	941
Adjustment:
Stock based compensation expense					861

Operating income					80

Expenditures for additions to long-lived assets	3,530	4,565	4,356	141	12,592
Total assets	99,168	18,242	36,065	72,040	225,515

Adjustments to operating income in Corporate principally represent corporate general and administrative expenses and research and development expenses related to fundamental research activities that are not allocated to operating segments.

Advantest uses the operating income (loss) before stock based compensation expenses for management’s analysis of business segment results.

Additions to long-lived assets included in Corporate consist of purchases of software and fixed assets for general corporate use.

Total assets included in Corporate consist of cash and cash equivalents, assets for general corporate use and assets used for fundamental research activities, which are not allocated to reportable segments.

One customer and its related entities mainly in the semiconductor and component test system segment and the mechatronics system segment accounted for approximately 20%, 29% and 14% of total consolidated net sales for the years ended March 31, 2011, 2012 and 2013, respectively. Another customer accounted for approximately 7%, 12% and 6% for the years ended March 31, 2011, 2012 and 2013, respectively. A third customer accounted for approximately 13%, 2% and 4% for the years ended March 31, 2011, 2012 and 2013, respectively.

Information as to Advantest’s net sales and property, plant and equipment in various geographical areas was as follows:

Net sales to unaffiliated customers for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Japan	22,398	16,095	14,045
Americas	9,278	29,742	20,583
Europe	2,252	7,015	9,061
Asia	65,706	88,196	89,214

Total	99,634	141,048	132,903

Net sales to unaffiliated customers are based on the customer’s location. Net sales indicated as Asia were generated in Korea, Taiwan and China and others in the amount of ¥20,752 million, ¥21,835 million and ¥23,119 million for the year ended March 31, 2011, ¥29,687 million, ¥27,591 million and ¥30,918 million for the year ended March 31, 2012, and ¥31,777 million, ¥35,826 million and ¥21,611 million for the year ended March 31, 2013, respectively. Substantially all net sales indicated as Americas were generated in the United States of America.

Property, plant and equipment as of March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Japan	¥29,280	28,234	27,336
Americas	281	1,073	2,693
Europe	563	1,582	2,106
Asia	1,754	3,317	9,233

Total	¥31,878	34,206	41,368

Property, plant and equipment are those assets located in each geographic area.

Substantially all property, plant and equipment indicated as Americas were located in the United States of America. Substantially all property, plant and equipment indicated as Europe were located in Germany. Property, plant and equipment in Asia were primarily located in Korea, Taiwan, Singapore and China.